PROPERTY AND EQUIPMENT (Narrative) (Details) - CAD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation allocated to cost of sales	$ 0	$ 825,783	$ 479,490
Depreciation allocated to operating expense	78,172	150,224	92,700
Computer Software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	$ 0	$ 150,000	$ 0